Pledged assets and collateral (Tables)	12 Months Ended
Mar. 31, 2011
Schedule of Assets Pledged as Collateral

The following amounts, by balance sheet classifications, have been pledged as collateral for borrowings and for other purposes at March 31, 2010 and 2011:

	2010	2011
	(in billions of yen)
Interest-bearing deposits in other banks	101	52
Trading account assets	10,231	9,747
Available-for-sale securities	13,092	18,000
Loans	8,711	9,520
Other assets	987	649

Total	33,122	37,968

Schedule of Secured Borrowings

The associated liabilities collateralized by the above assets at March 31, 2010 and 2011 are summarized below:

	2010	2011
	(in billions of yen)
Deposits	653	825
Call money and funds purchased	1,959	1,878
Payables under repurchase agreements	5,608	4,599
Payables under securities lending transactions	6,052	4,750
Other short-term borrowings	4,696	9,301
Long-term debt	3,475	4,989

Total	22,443	26,342